Note 1 - Summary of Significant Accounting Policies - Fair Value Assumptions (Details) - € / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-average expected life (years) (Year)		6 years 91 days	[1]	[1]
Share price volatility	[1],[2]	6060.00%
Expected dividend yield (in EUR per share)		€ 0	[1]	[1]
Risk free interest rate at 5 years		1.00%	[1]	[1]
Strike price of warrants (in dollars per share)		€ 3.22	[1]	[1]
Weighted-average fair value of options granted during the year (€) (in EUR per share)		€ 1.67	[1]	[1]

[1]	The Company did not make any grants during the years ended December 31, 2015 and 2014.
[2]	Historical volatility calculated over 10 years.